Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Long-term debt

Long-term debt consists of the following at year-end:

	2015	2014
2023 Notes	$469,491	$468,976
2016 Notes	158,787	254,963
Capital lease obligations	5,599	5,652
Other long-term borrowings	22,465	37,645
Total	656,342	767,236
Current portion of long-term debt	161,599	6,156
Long-term debt, excluding current portion	$494,743	$761,080

The following table presents additional information related to the 2023 Notes, 2016 Notes and 2019 Notes:

			Principal as of December 31,
	Annual interest rate	Currency	2015	2014	Maturity
2023 Notes	6.625%	USD	$473,767	473,767	September 27, 2023
2016 Notes	10.25%	BRL	158,544	253,989	July 13, 2016
2019 Notes	7.5%	USD	—	—	October 1, 2019

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2015	2014	2013	2015	2014	2013	2015	2014	2013
2023 Notes	$31,387	$31,387	$8,196	$439	$438	$109	$515	$506	$123
2016 Notes	20,991	29,490	32,172	805	778	777	(496)	(692)	(754)
2019 Notes	—	—	18,765	—	—	3,056	—	—	1,802

(i) These charges are included within "Net interest expense" in the consolidated statements of income.

2023 and 2016 Notes

On September 27, 2013, the Company issued senior notes which are due in 2023 (the “2023 Notes”). Periodic payments of principal are not required and interest is paid semi-annually commencing on March 27, 2014. The gross proceeds from the cash issuance of 2023 Notes amounting to $378,409 were partially used to finance the purchase of 2019 Notes discussed below and to repay certain of the Company’s short-term debt.

The Company recorded the portion of 2023 Notes issued in exchange for cash at the original price of 100.909%. The portion of 2023 Notes issued as consideration for the partial exchange of 2019 Notes was recorded at the carrying value of the 2019 Notes since there were no substantive modifications to the terms of the debts according to ASC 470-50-40. The net discount amounting to $5,420 (comprised of a discount of $8,829 related to the non-cash issuance, partially offset by $3,409 of a premium related to the cash issuance) is being accreted over the term of the 2023 Notes and recognized as a higher interest expense. The Company incurred $3,313 of financing costs related to the cash issuance of 2023 Notes, which were capitalized as deferred financing costs ("DFC") and are being amortized over the life of the notes.

On July 13, 2011, the Company issued Brazilian reais notes due in 2016 (the “2016 Notes”). Periodic payments of principal are not required and interest is paid semi-annually beginning on January 13, 2012. The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

During November 2015, the Company redeemed 6.97% or BRL 47,039 of the outstanding principal amount of its 2016 Notes at a redemption price equal to 93.75% (equivalent to $11,710) plus accrued and unpaid interest.

The 2023 and 2016 Notes (the “Notes”) are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2023 and 2016 Notes to be due and payable immediately.

The Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2019 Notes

In October 2009, ADBV issued senior notes for an aggregate principal amount of $450,000 at a price of 99.136% (the “2019 Notes”). The 2019 Notes matured on October 1, 2019 and bore interest of 7.5% per year. Periodic payments of principal were not required under the 2019 Notes. Interest was paid semi-annually.

On July 18, 2011 the Company redeemed 31.42% or $141,400 of the outstanding principal amount of its 2019 Notes at a redemption price of 107.5% plus accrued and unpaid interest.

On September 10, 2013 the Company launched a tender and exchange offer pursuant to which it offered to exchange any and all of ADBV outstanding 2019 Notes for newly issued 2023 Notes and to purchase any and all of ADBV outstanding 2019 Notes for cash. The tender and exchange offer expired on September 23, 2013 and October 7, 2013, respectively. At September 30, 2013 the Company accepted and exchanged $89,955 of ADBV 2019 Notes and accepted and purchased $118,366 of ADBV 2019 Notes that were tendered prior to September 23, 2013 (the early exchange date and tender expiration date). The total aggregate amount exchanged or purchased was $208,321, representing 67.5% of the then outstanding principal amount of the 2019 Notes. The Company issued senior notes due 2023 for an aggregate principal amount of $98,225 and paid $51 in cash as consideration for the exchange. The Company paid $128,131 as tender consideration for the purchase (equal to a redemption price of 108.25%). The Company also paid $7,638 in cash for accrued and unpaid interests related to the tendered and exchanged debt. On October 7, 2013, the Company accepted and exchanged $512 of ADBV 2019 Notes that were tendered after the early exchange date and before the exchange expiration date in connection with the tender and exchange offer that had been launched in September 2013. The Company issued additional 2023 Notes for an aggregate principal amount of $542 and paid $2 in cash as consideration for this additional exchange.

In addition, on December 17, 2013, the Company exercised its option to redeem all of the then outstanding principal amount of ADBV 2019 Notes ($99,767) at a redemption price equal to 109.129%. As a result, the Company paid $108,875 plus $1,580 of accrued and unpaid interests related to the called portion of the 2019 Notes.

As a result of the purchase, exchange and call described above, the Company incurred a one-time loss amounting to $23,467. This loss was comprised of (i) $18,873 related to the consideration in excess of the principal amount of the purchased and called debt, (ii) $2,599 related to the accelerated amortization of deferred financing costs of the purchased and called debt, (iii) $1,127 related to the accelerated accretion of the original discount of the purchased and called debt, and (iv) $868 related to the costs incurred in connection with the exchange offer. The exchange of debt was accounted for as a modification of debt and as such, the related effects are being recognized prospectively based on a new effective interest rate of the 2023 Notes. Loss from the purchase and call of the 2019 Notes at a price higher than the nominal value amounted to $18,873 in 2013. This charge is included within “Net interest expense” in the consolidated statements of income.

Other required disclosure

At December 31, 2015, future payments related to the Company’s long-term debt are as follows:

Other required disclosure (continued)

	Principal	Interest	Total
2016	$161,356	$46,392	$207,748
2017	2,800	33,500	36,300
2018	3,588	33,224	36,812
2019	3,625	32,929	36,554
2020	3,173	32,647	35,820
Thereafter	485,830	96,641	582,471
Total payments	660,372	275,333	935,705
Interest	—	(275,333)	(275,333)
Discount on 2023 Notes	(6,915)	—	(6,915)
Premium on 2023 Notes	2,640	—	2,640
Premium on 2016 Notes	245	—	245
Long-term debt	$656,342	$—	$656,342